Initial Class Prospectus | VanEck VIP Global Hard Assets Fund
VanEck VIP Global Hard Assets Fund
INVESTMENT OBJECTIVE
The VanEck VIP Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Initial Class Prospectus VanEck VIP Global Hard Assets Fund Initial Class
Management Fees	1.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.06%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and applies fee waivers and/or expense reimbursements, if any, for the periods indicated above under “Annual Fund Operating Expenses”. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example	1 Year	3 Years	5 Years	10 Years
Initial Class Prospectus | VanEck VIP Global Hard Assets Fund | Initial Class | USD ($)	108	337	585	1,294

Held
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Initial Class Prospectus | VanEck VIP Global Hard Assets Fund | Initial Class | USD ($)	108	337	585	1,294

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in securities of hard assets companies and instruments that derive their value from hard assets. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives, directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Fund concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets.

The Fund may invest without limitation in any one hard assets sector and is not required to invest any portion of its assets in any one hard assets sector. The Fund may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Fund may invest in securities of companies of any capitalization range. Utilizing qualitative and quantitative measures, the Fund’s investment management team selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Fund’s portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Fund may use derivative instruments, such as structured notes, warrants, currency forwards, futures contracts, options and swap agreements, to gain or hedge exposure to hard assets, hard assets companies and other assets. The Fund may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Fund may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value. The Fund may also invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Canadian Issuers. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. The Canadian economy is dependent on and may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Commodities and Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk.

Direct Investments. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Market Securities. Emerging market securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Hard Assets Sectors. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the hard assets sectors (such as the energy and metals sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Management. Investment decisions made by Van Eck Associates Corporation (the “Adviser”) in seeking to achieve the Fund’s investment objective may not produce the returns expected by the Adviser, may cause a decline in the value of the securities held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Operational. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the S&P® North American Natural Resources Sector Index represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry and steel sub-industry. The MSCI All Country World Index (ACWI) represents large- and mid-cap companies across 23 developed and 23 emerging market countries. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Fees and expenses imposed under your variable annuity contract and/or variable life insurance policy are not reflected; if these amounts were reflected, returns would be lower than those shown. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the VanEck website at vaneck.com.

INITIAL CLASS: Annual Total Returns (%) as of 12/31

Best Quarter:	+23.14%	4Q ’10
Worst Quarter:	-36.96%	3Q ’08

Average Annual Total Returns as of 12/31/16
Average Annual Returns - Initial Class Prospectus - VanEck VIP Global Hard Assets Fund	1 Year	5 Years	10 Years	Inception Date
Initial Class	43.71%	(2.43%)	1.65%	Sep. 01, 1989
S&P® North American Natural Resources Sector Index (reflects no deduction for expenses or taxes)	30.87%	1.26%	2.64%
MSCI All Country World Index (reflects no deduction for expenses or taxes)	8.49%	9.96%	4.12%